34. ASSETS AS HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of assets and liabilities classified as held for sale [abstract]
Schedule of assets and liabilities classified as held for sale

Assets and liabilities classified as held for sale, and the results of discontinued operations, were as follows:

	2019	2018
	Investments	Investments	Telecom assets	Total
Assets	1,258	19,446	–	19,446
Liabilities	–	(16,272)	–	(16,272)
Net Asset	1,258	3,174	–	3,174
Attributed to equity holders of the parent	1,258	1,818	–	1,818
Attributed to non-controlling interests	–	1,356	–	1,356
Net income from discontinued operations	224	73	290	363
Attributed to equity holders of the parent	224	32	290	322
Attributed to non-controlling interests	–	41	–	41
Net income from continuing operations	73	–	–	–
Attributed to equity holders of the parent	73	–	–	–
Attributed to non-controlling interests	–	–	–	–

Schedule of accounting effects arising from the equity interest

The accounting effects arising from the sale of equity interest and control of Light are shown in this table:

	Profit/loss on disposal of equity interest	Remeasurement of remaining equity interest
2019	Light	Light	Lightger	Guanhães	Axxion	Itaocara	Total
Prior equity interest – Assets held for sale	(515)	(1,060)	(126)	(141)	(4)	(4)	(1,850)
Proceeds from disposal of equity interest	625	–	–	–	–	–	625
Remeasurement at fair value of remaining equity interest		1,258	128	131	4	4	1,525
Others	–	–	–	4	5	–	9
Effects on the income statement, before taxes	110	198	2	(6)	5	–	309
Income tax and social contribution tax	(38)	(47)	–	–	–	–	(85)
Net income from discontinued operations	72	151	2	(6)	5	–	224

Schedule of the assets and liabilities of light, which company interest is classified as asset held for sale

This table gives information on the assets and liabilities of Light, which Company’s interest is classified as asset held for sale on December 31, 2019:

	2019		2019
ASSETS		LIABILITIES
Cash and cash equivalents	1,678	Suppliers	2,546
Receivables from customers and traders	2,537	Loans and financings	1,387
Recoverable taxes	216	Taxes	172
Financial assets of sector	549	Other current liabilities	1,071
Other current assets	374	Total, current liabilities	5,176
Total, current assets	5,354
Receivables from customers and traders	1,113	Loans and financings	7,379
Recoverable taxes	6,257	Taxes	348
Concession financial assets	5,358	Deferred taxes	400
Property, plant and equipment	1,587	Other non-current liabilities	4,308
Intangible assets	2,837	Total, non-current liabilities	12,435
Investments	579
Other non-current assets	758	Share capital	4,051
Total, non-current assets	18,489	Capital reserves	3
		Profit reserves	1,958
		Equity valuation adjustments	220
		Shareholders’ Equity	6,232
Total Assets	23,843	Total, Liabilities	23,843